                                    UAM Funds

                                    Funds for the Informed Investorsm


Analytic Funds

Annual Report                                             December 31, 2000



Analytic Defensive Equity Fund
Analytic Enhanced Equity Fund
Analytic Master Fixed Income Fund
Analytic Short-Term Government Fund
Analytic International Fund






                                      UAM

UAM FUNDS                                        ANALYTIC FUNDS
                                                 DECEMBER 31, 2000
------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------
Shareholders' Letter ........................................    1

Statements of Net Assets
   Defensive Equity Fund ....................................    9
   Enhanced Equity Fund .....................................   16
   Master Fixed Income Fund .................................   22
   Short-Term Government Fund ...............................   25
   International Fund .......................................   27

Statements of Operations ....................................   34

Statements of Changes in Net Assets..........................   36

Financial Highlights
   Defensive Equity Fund ....................................   38
   Enhanced Equity Fund .....................................   39
   Master Fixed Income Fund .................................   40
   Short-Term Government Fund ...............................   41
   International Fund .......................................   42

Notes to Financial Statements ...............................   43

Report of Independent Accountants ...........................   53

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------
December 31, 2000

Dear Fellow Shareholders:

We are pleased to send you The Analytic Funds Annual report for the year ended December 31, 2000.

This past year was disappointing for most U.S. Large Capitalization stock investors. Although investors had become increasingly leery about market valuations during the first three-quarters of the year, it was assumed that the U.S. economy would continue on its unprecedented growth path of the past 10 years. However, several profit warnings from companies such as Dell Computer, Intel, AT&T, and Whirlpool signaled a clear indication of a slowing economy. Leading economic indicators and a weak holiday shopping season also signaled a slowdown and market reaction was swift. Technology companies, with the highest market valuations, were severely penalized as growth prospects waned. Investors instead flocked to more defensive sectors, such as Health Care and Defense, which are typically better insulated from an economic slowdown.

Although the S&P 500 Index return was negative for the year, more than half of the stocks in this index advanced, led by the more than 200% returns of Reebok International, Dynegy, and EOG Resources. Unfortunately, these returns were more than offset by the markets big losers, which included Novell, Yahoo, and Compuware, each down more than 80%. It was technology companies such as these that were most disappointing to investors. In addition, the highest performing stocks in 1999 (Qualcomm, Sprint, Nextel and LSI Logic) all declined in 2000, each falling 50% or more. However, poor performance was not just limited to high-flying technology stocks. In fact, two stocks that were each down more than 70% in 1999, Rite Aid and McKesson HBOC, continued to slide more than 75% in 2000 leading to them being dropped from the index.

The performance of our two U.S. equity mutual funds was roughly in line with our expectations. The Analytic Defensive Equity Fund beat the S&P 500 Index and its peer group for the year, declining -6.46% versus -9.11% for the S&P 500 Index and -8.96% for the average Lipper Large Cap Core Fund. Meanwhile, the Analytic Enhanced Equity Fund returned -9.33% for the year, nearly matching the -9.11% return for the S&P 500 Index and the -8.96% return for the average Lipper Large Cap Core Fund.

International equities, as measured by the Morgan Stanley Capital International EAFE Index (EAFE), also performed poorly in 2000, declining -14.17%. The negative EAFE return was primarily due to 40% declines in both the technology and telecommunications sectors and a 27% decline in large cap Japanese stocks. By comparison, European large cap stocks were down only 8% for the year. Losses in the Asia/Far East and European regions were made worse by the strong performance of the U.S. dollar in 2000.

The Analytic International Equity Fund outperformed EAFE by 2.73% in 2000, declining -11.44%. This Fund also outperformed its fund peer group, as measured

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

by the Lipper International Fund Average, by 4.16%. The Analytic International Fund's strong return relative to EAFE and its peer group can be attributed to the strong stock selection in Japan and the U.K.

In contrast to the last five years of steady corporate earnings growth, 2000 was a year filled with great uncertainty. As a result, bond markets soared as investors sought relief from the negative returns of the equity markets. The broad bond market, as measured by the Lehman U.S. Government/Credit Index
(LBGC), returned 11.84% for 2000. Within this index, the Treasury bond sector returned an impressive 13.52%, as investors flocked to the safety of high quality issues. In fact, the spread between U.S. Corporate and U.S. Treasury bond yields widened to its greatest level since early 1993. The Government Agency sector also performed well, posting a return of 12.18%. The Corporate bond sector underperformed its two government sector counterparts, returning only 9.39%.

Despite the uncertainty in the corporate markets in 2000 the Analytic Master Fixed Income Fund prospered, returning 13.03% for the year. This surpassed both the LBGC Index return of 11.84% and the Lipper Intermediate Investment-Grade Universe return of 9.78%.

The Analytic Master Fixed Income Fund performance can be attributed to our proprietary valuation model, which enables us to purchase corporate securities at attractive prices. The Analytic Short-Term Government Fund returned 7.60% for the year, under-performing both the Merrill Lynch 1-3 Year Treasury Index return of 8.00% and the Lipper Short-Term U.S. Government Universe return of 7.94%. The Analytic Short-Term Government Fund performance can be attributed primarily to security selection.

We appreciate your loyalty and continuing support.

Sincerely,



/s/ Harindra de Silva                                  /s/ Greg McMurran
Harindra de Silva, Ph.D, CFA                           Greg McMurran
President/Portfolio Manager                            Chief Investment Officer


/s/ Dennis Bein              /s/ Steven Sapra          /s/ Scott Barker
Dennis Bein, CFA             Steven Sapra              Scott Barker, CFA
Portfolio Manager            Portfolio Manager         Portfolio Manager



/s/ Robert Murdock                                     /s/ Doug Savrese
Robert Murdock, Ph.D.                                  Doug Savrese
Portfolio Manager                                      Portfolio Manager

UAM FUNDS                                                        ANALYTIC FUNDS

--------------------------------------------------------------------------------

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

  A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman U.S. Government/Corporate Bond Index is an unmanaged fixed income market value-weighted index of U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government issues and $25 million for others.

Lipper Mutual Fund Averages are equally-weighted benchmarks composed of mutual funds with similar objectives.

Merrill Lynch 1-3 Year Treasury Index is an unmanaged index composed of U.S. treasury securities with an outstanding par value of at least $25 million, a fixed coupon greater than 4.25% and a maturity ranging between one to three years.

Morgan Stanley Capital International EAFE Index is an unmanaged, arithmetic, market value-weighted averages of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                  ANALYTIC
                                                           DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------

 Growth of a $10,000 Investment

                                    [GRAPH]

           ---------------------------------------
                  AVERAGE ANNUAL TOTAL RETURN*
              FOR PERIOD ENDED DECEMBER 31, 2000
           ---------------------------------------

              1 Year     5 Years     10 Years
           ---------------------------------------
              -6.46%     15.05%       12.42%
           ---------------------------------------


*If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.
+Beginning with this report, the portfolio's performance will be compared to the S&P 500 Index. The advisor has concluded that the S&P 500 is a more appropriate benchmark for this portfolio than a blended index.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                                   ANALYTIC
                                                            ENHANCED EQUITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment


                                    [GRAPH]

           ---------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN**
              FOR PERIOD ENDED DECEMBER 31, 2000
           ---------------------------------------
                                      Since
              1 Year     5 Years      7/1/93*
           ---------------------------------------
              -9.33%     19.09%       17.54%
           ---------------------------------------


 *Beginning of operations. Index comparisons begin on 6/30/93.
**If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

    All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

    Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                     ANALYTIC
                                              MASTER FIXED INCOME FUND

--------------------------------------------------------------------------------

 Growth of a $10,000 Investment


                                    [GRAPH]

           ---------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN**
              FOR PERIOD ENDED DECEMBER 31, 2000
           ---------------------------------------
                                      Since
              1 Year     5 Years      7/1/93*
           ---------------------------------------
              13.03%      5.98%        6.43%
           ---------------------------------------


 *Beginning of operations. Index comparisons begin on 6/30/93.
**If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                 ANALYTIC
                                          SHORT-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------

 Growth of a $10,000 Investment


                                    [GRAPH]

           ---------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN**
              FOR PERIOD ENDED DECEMBER 31, 2000
           ---------------------------------------
                                      Since
              1 Year     5 Years      7/1/93*
           ---------------------------------------
               7.60%      5.60%        5.40%
           ---------------------------------------


 *Beginning of operations. Index comparisons begin on 6/30/93.
**If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                              ANALYTIC
                                                       INTERNATIONAL FUND

--------------------------------------------------------------------------------

 Growth of a $10,000 Investment


                                             --------------------------
                                                AVERAGE ANNUAL TOTAL
                                                 RETURN** FOR PERIOD
                                               ENDED DECEMBER 31, 2000
                                             --------------------------
                                                             Since
                                                1 Year      9/30/99*
                                             --------------------------
                                                -11.44%      -0.18%
                                             --------------------------

 *Beginning of operations. Index comparisons begin on 9/29/99.
**If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

   All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

       Please note that one cannot invest directly in an unmanaged index.

               See definition of comparative indicies on page 3.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2000
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
 COMMON STOCKS - 98.7%
                                                             Shares      Value
                                                             ------      -----
AIRLINES -- 0.2%
     Delta Air Lines ...................................      1,911   $   95,908
                                                                      ----------
ALCOHOL -- 1.5%
     Anheuser-Busch+ ...................................     15,453      703,111
                                                                      ----------
APPAREL & TEXTILES -- 0.0%
     Liz Claiborne+ ....................................        612       25,474
                                                                      ----------
AUTOMOTIVE PARTS & EQUIPMENT -- 0.2%
     Visteon ...........................................     10,146      116,679
                                                                      ----------
BANKS -- 11.8%
     Bank of America+ ..................................     31,763    1,457,128
     Chase Manhattan*+  ................................      5,554      252,360
     Citigroup+ ........................................     36,932    1,885,840
     FleetBoston Financial .............................     33,415    1,255,151
     JP Morgan+ ........................................        674      111,547
     Suntrust Banks+ ...................................     11,892      749,196
                                                                      ----------
                                                                       5,711,222
                                                                      ----------
CLOTHING -- 0.2%
     Limited ...........................................      5,165       88,128
                                                                      ----------
COMPUTER HARDWARE -- 8.9%
     Cabletron Systems*+................................      2,434       36,662
     Cisco Systems* ....................................     21,065      805,736
     Compaq Computer+ ..................................     25,398      382,240
     Dell Computer*+ ...................................     24,728      431,194
     Hewlett-Packard+ ..................................     15,808      498,940
     International Business Machines+...................     17,216    1,463,360
     Network Appliance*+ ...............................      3,260      209,251
     Sun Microsystems*  ................................     17,384      484,579
                                                                      ----------
                                                                       4,311,962
                                                                      ----------
COMPUTER SOFTWARE --   5.7%
     Adobe Systems .....................................      5,951      346,274
     Microsoft*+ .......................................     14,740      639,348
     Oracle* ...........................................     40,922    1,189,296



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2000
--------------------------------------------------------------------------------
COMMON STOCKS - continued


                                                             Shares     Value
                                                             ------     -----
COMPUTER SOFTWARE -- continued
     Peoplesoft*+ ......................................      3,339   $  124,169
     Siebel Systems* ...................................      3,663      247,710
     Veritas Software*..................................      2,070      181,125
                                                                      ----------
                                                                       2,727,922
                                                                      ----------
CONSTRUCTION -- 0.1%
     Centex+ ...........................................      1,297       48,719
                                                                      ----------
DEFENSE AND AEROSPACE -- 2.5%
     Boeing ............................................     18,378    1,212,948
                                                                      ----------
DEPARTMENT STORES -- 3.6%
     May Department Stores+ ............................      5,678      185,955
     Sears Roebuck+ ....................................     23,916      831,081
     Wal-Mart Stores+...................................     13,116      696,788
                                                                      ----------
                                                                       1,713,824
                                                                      ----------
ELECTRIC UTILITIES -- 4.6%
     AES* ..............................................      7,859      435,192
     Dominion Resources+................................     15,263    1,022,621
     Reliant Energy+ ...................................     17,900      775,294
                                                                      ----------
                                                                       2,233,107
                                                                      ----------
ELECTRICAL EQUIPMENT -- 1.2%
     Andrew*+ ..........................................      1,646       35,801
     Motorola+ .........................................      2,411       48,823
     Nortel Networks ...................................      9,936      318,573
     Scientific-Atlanta+ ...............................      1,076       35,037
     Teradyne* .........................................      3,549      132,200
                                                                      ----------
                                                                         570,434
                                                                      ----------
ENERGY RESOURCES -- 4.3%
     Amerada Hess ......................................     10,730      783,961
     Anadarko Petroleum ................................      3,547      252,121
     Chevron+ ..........................................      6,196      523,175
     Devon Energy ......................................        519       31,643
     Exxon Mobil .......................................      1,009       87,720
     Kerr-McGee+ .......................................      5,935      397,274
                                                                      ----------
                                                                       2,075,894
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2000
--------------------------------------------------------------------------------
   COMMON STOCKS -continued

                                                          Shares       Value
                                                          ------       -----
FINANCIAL SERVICES -- 7.1%
     Equifax+ ..........................................  25,042    $  718,392
     General Electric+ .................................  56,012     2,685,075
                                                                    ----------
                                                                     3,403,467
                                                                    ----------
FOOD & BEVERAGES -- 2.4%
     Coca-Cola+ ........................................   4,908       299,081
     General Mills+ ....................................   5,231       233,106
     H.J. Heinz ........................................   1,664        78,936
     Pepsico+ ..........................................   8,085       400,713
     Sysco+ ............................................   4,558       136,740
                                                                    ----------
                                                                     1,148,576
                                                                    ----------
FOREST PRODUCTS -- 2.6%
     Kimberly-Clark ....................................  17,487     1,236,156
                                                                    ----------
GOLD -- 0.7%
     Barrick Gold ......................................  20,980       343,652
                                                                    ----------
HEAVY ELECTRICAL  -- 0.2%
     American Power Conversion*.........................   8,351       103,344
                                                                    ----------
HOME PRODUCTS -- 0.3%
     Procter & Gamble ..................................   2,035       159,620
                                                                    ----------
INDUSTRIAL PARTS -- 0.9%
     Briggs & Stratton+ ................................   1,302        57,776
     Illinois Tool Works ...............................   6,200       369,288
                                                                    ----------
                                                                       427,064
                                                                    ----------
INFORMATION SERVICES -- 2.1%
     America Online*+ ..................................   9,599       334,045
     Automatic Data Processing..........................  10,248       648,827
     Convergys*+ .......................................   1,060        48,031
                                                                    ----------
                                                                     1,030,903
                                                                    ----------
LIFE INSURANCE -- 0.5%
     Torchmark .........................................   6,002       230,702
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2000
--------------------------------------------------------------------------------

   COMMON STOCKS - continued

                                                                Shares       Value
                                                              --------    ---------
MEDIA -- 3.3%
     Time Warner ............................................   5,497    $  287,163
     Walt Disney+ ...........................................  44,799     1,296,371
                                                                         ----------
                                                                          1,583,534
                                                                         ----------

MEDICAL PRODUCTS -- 5.0%
     Abbott Laboratories ....................................  10,099       489,170
     Boston Scientific*+ ....................................  10,086       138,052
     Johnson & Johnson+ .....................................   9,693     1,018,371
     Medtronic+ .............................................  12,826       774,370
                                                                         ----------
                                                                          2,419,963
                                                                         ----------

MEDICAL PROVIDERS -- 2.2%
     Tenet Healthcare*+ .....................................  16,809       746,950
     Wellpoint Health Networks*+ ............................   2,539       292,620
                                                                         ----------
                                                                          1,039,570
                                                                         ----------

MISCELLANEOUS MINING -- 0.8%
     Alcoa ..................................................  11,560       387,260
                                                                         ----------

MOTOR VEHICLES -- 0.4%
     General Motors+ ........................................   3,751       191,067
                                                                         ----------

OIL REFINING -- 1.0%
     USX-Marathon Group+ ....................................  17,397       482,767
                                                                         ----------

OIL SERVICES -- 0.2%
     Baker Hughes+ ..........................................     769        31,962
     Rowan*+ ................................................   3,243        87,561
                                                                         ----------
                                                                            119,523
                                                                         ----------

PHARMACEUTICALS -- 6.8%
     Bristol-Myers Squibb+ ..................................   4,039       298,634
     Eli Lilly ..............................................   5,333       496,302
     Merck+ .................................................  15,987     1,496,783
     Pfizer .................................................  19,724       907,304
     Schering-Plough ........................................   1,679        95,283
                                                                         ----------
                                                                          3,294,306
                                                                         ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2000

COMMON STOCKS - concluded

                                                             Shares     Value
                                                           ---------- ---------
PROPERTY INSURANCE -- 2.5%
     Loew's+ .............................................     6,572  $  680,613
     MGIC Investment .....................................     7,568     510,367
                                                                      ----------
                                                                       1,190,980
                                                                      ----------

PUBLISHING -- 0.9%

     McGraw-Hill+ ........................................     7,690     450,826
                                                                      ----------

SEMI CONDUCTORS -- 4.2%
     Advanced Micro Devices*..............................     6,484      89,560
     Analog Devices*+ ....................................     6,151     314,854
     Intel+ ..............................................    51,922   1,560,905
     LSI Logic* ..........................................     3,083      52,688
                                                                      ----------
                                                                       2,018,007
                                                                      ----------

SPECIALTY RETAIL -- 1.4%
     Autozone* ...........................................     3,899     111,122
     Home Depot ..........................................     7,644     349,235
     Lowe's ..............................................     5,083     226,194
                                                                      ----------
                                                                         686,551
                                                                      ----------

TELECOMMUNICATIONS -- 1.7%
     Qwest Communications International*+.................    19,733     809,053
                                                                      ----------

TELEPHONES -- 4.9%
     BellSouth+ ..........................................    29,905   1,224,236
     SBC Communications+ .................................    20,216     965,314
     Verizon Communications*..............................     3,855     193,232
                                                                      ----------
                                                                       2,382,782
                                                                      ----------

TOBACCO -- 1.8%
     Philip Morris .......................................    19,708     867,152
                                                                      ----------

     TOTAL COMMON STOCKS
        (Cost $45,789,308)................................            47,642,157
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  ANALYTIC FUNDS
                                                           DEFENSIVE EQUITY FUND
                                                           DECEMBER 31, 2000


U.S. TREASURY OBLIGATION -- 0.6%

                                                                     Face
                                                                    Amount        Value
                                                                  ----------    ---------
U.S. TREASURY BILL (B) (C) -- 0.6%
      6.178%, 04/19/01 (Cost $294,596)........................... $  300,000   $   294,987
                                                                               -----------

SHORT-TERM INVESTMENT -- 2.4%
  REPURCHASE AGREEMENT-- 2.4%
    JP Morgan 6.400%, dated 12/29/00, matures 01/02/01,
      repurchase price $1,138,569, (collateralized by GNMA
      obligations: total market value $1,160,516)
      (Cost $1,137,760) (A)......................................  1,137,760     1,137,760
                                                                                ----------

    TOTAL INVESTMENTS -- 101.7%
      (Cost $47,221,664) (D).....................................               49,074,904
                                                                               -----------

WRITTEN INDEX OPTIONS -- (1.3%)
                                                                     Contracts
                                                                    -----------
    S&P 100 Index January 2001, 680 Call.........................        (50)     (100,000)
    S&P 100 Index January 2001, 680 Call.........................        (30)      (41,100)
    S&P 100 Index January 2001, 710 Call.........................        (30)      (20,400)
    S&P 100 Index January 2001, 725 Call.........................        (50)      (17,500)
    S&P 100 Index January 2001, 735 Call.........................        (10)       (2,000)
    S&P 500 Index January 2001, 1275 Call........................        (30)     (175,500)
    S&P 500 Index January 2001, 1300 Call........................        (25)     (105,000)
    S&P 500 Index January 2001, 1320 Call........................        (30)      (91,500)
    S&P 500 Index January 2001, 1325 Call........................        (15)      (43,500)
    S&P 500 Index January 2001, 1390 Call........................        (25)      (26,875)
    S&P 500 Index February 2001, 1425 Call.......................        (25)      (27,500)
                                                                                 ---------

    TOTAL WRITTEN INDEX OPTIONS
      (Premiums received ($794,201)).............................                 (650,875)
                                                                                 ---------
    OTHER ASSETS AND LIABILITIES, NET -- (0.4%)..................                 (180,139)
                                                                                 ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               ANALYTIC FUNDS
                                                        DEFENSIVE EQUITY FUND
                                                        DECEMBER 31, 2000
-----------------------------------------------------------------------------
   NET ASSETS CONSIST OF:


                                                                     Value
                                                              --------------
     Paid in Capital......................................    $   47,487,807
     Accumulated Net Realized Loss........................        (1,133,233)
     Unrealized Appreciation..............................         1,889,316
                                                              --------------
     TOTAL NET ASSETS -- 100.0%...........................    $   48,243,890
                                                              --------------

     Institutional Class Shares:
     Shares Issued and Outstanding (authorized
        100 million shares -- $0.001 par value)...........        4,465,491
                                                              --------------

     Net Asset Value, Offering and
        Redemption Price Per Share........................    $        10.80
                                                              ==============

--------------------------------------------------------------------------------
*     Non-Income Producing Security

+ All or a portion of this security has been pledged as collateral for open written option contracts.

GNMA Government National Mortgage Association

(A)   Tri-Party Repurchase Agreement

(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.

(C)   Security has been pledged as collateral for open future positions.

(D) The cost for federal income tax purposes was $47,781,244. At December 31, 2000, net unrealized appreciation for all securities based on tax cost was $1,293,660. This consisted of aggregate gross unrealized appreciation for all securities of $5,305,215 and aggregate gross unrealized depreciation for all securities of $4,011,555.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         ANALYTIC FUNDS
                                                  ENHANCED EQUITY FUND
                                                  DECEMBER 31, 2000
-----------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCKS - 99.3%

                                                         Shares     Value
                                                         ------     -----
AUTOMOTIVE PARTS & EQUIPMENT -- 0.4%
  Visteon ...........................................    38,295 $   440,392
                                                                -----------

BANKS -- 11.2%
  Bank of America ...................................    75,523   3,464,618
  Bank of New York ..................................     8,292     457,615
  Chase Manhattan* ..................................    14,870     675,656
  Citigroup .........................................    95,609   4,882,035
  Comerica ..........................................     5,038     299,131
  FleetBoston Financial .............................    86,220   3,238,639
  JP Morgan .........................................     1,796     297,238
                                                                -----------
                                                                 13,314,932
                                                                -----------
CLOTHING -- 0.3%
  Limited ...........................................    21,835     372,560
                                                                -----------
COMPUTER HARDWARE -- 7.6%
  Cabletron Systems* ................................    13,999     210,860
  Cisco Systems* ....................................    13,478     515,533
  Compaq Computer ...................................    55,309     832,400
  Dell Computer* ....................................    56,952     993,100
  Hewlett-Packard ...................................    30,713     969,379
  International Business Machines....................    44,673   3,797,205
  Network Appliance* ................................    11,085     711,518
  Sun Microsystems* .................................    35,884   1,000,266
                                                                -----------
                                                                  9,030,261
                                                                -----------

COMPUTER SOFTWARE -- 6.2%
  Adobe Systems .....................................    11,589     674,335
  Microsoft* ........................................    38,249   1,659,050
  Oracle* ...........................................   106,494   3,094,982
  Peoplesoft* .......................................    11,562     429,962
  Siebel Systems* ...................................    13,734     928,762
  Veritas Software* .................................     7,090     620,375
                                                                -----------
                                                                  7,407,466
                                                                -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         ANALYTIC FUNDS
                                                  ENHANCED EQUITY FUND
                                                  DECEMBER 31, 2000
-----------------------------------------------------------------------
COMMON STOCKS- Continued

                                                         Shares     Value
                                                         ------     -----

CONSTRUCTION -- 0.4%
  Centex .............................................   7,076   $  265,792
  Kaufman & Broad Home ...............................   4,851      163,418
                                                                 ----------
                                                                    429,210
                                                                 ----------

DEFENSE AND AEROSPACE -- 3.4%
  B.F. Goodrich ......................................  23,228      844,918
  Boeing .............................................  47,404    3,128,664
                                                                 ----------
                                                                  3,973,582
                                                                 ----------

DEPARTMENT STORES -- 2.5%
  May Department Stores ..............................  17,527      574,009
  Sears Roebuck ......................................  62,503    2,171,979
  Wal-Mart Stores ....................................   4,602      244,481
                                                                 ----------
                                                                  2,990,469
                                                                 ----------

ELECTRIC UTILITIES -- 4.2%
  AES* ...............................................  25,672    1,421,587
  Dominion Resources .................................  34,665    2,322,555
  Reliant Energy .....................................  28,733    1,244,498
                                                                 ----------
                                                                  4,988,640
                                                                 ----------

ELECTRICAL EQUIPMENT -- 0.6%
  Andrew* ............................................   7,625      165,844
  Scientific-Atlanta .................................   3,508      114,229
  Teradyne* ..........................................  11,759      438,023
                                                                 ----------
                                                                    718,096
                                                                 ----------

ENERGY RESOURCES -- 3.0%
  Chevron ............................................  24,845    2,097,850
  Devon Energy .......................................  11,541      703,655
  Exxon Mobil ........................................   2,523      219,343
  Texaco .............................................   9,496      589,939
                                                                 ----------
                                                                  3,610,787
                                                                 ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                           ANALYTIC FUNDS
                                                                    ENHANCED EQUITY FUND
                                                                    DECEMBER 31, 2000
-----------------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                    Shares      Value
                                                                    ------      -----
FINANCIAL SERVICES -- 7.7%
   Equifax ...................................................      53,035   $1,521,442
   General Electric ..........................................     158,428    7,594,642
                                                                             ----------
                                                                              9,116,084
                                                                             ----------
FOOD & BEVERAGE -- 1.5%
  Conagra Food ..............................................       58,034    1,508,884
  General Mills .............................................        5,531      246,475
                                                                             ----------
                                                                              1,755,359
                                                                             ----------
FOREST PRODUCTS -- 3.0%
  Bemis .....................................................        8,964      300,854
  Kimberly-Clark ............................................       46,317    3,274,149
                                                                             ----------
                                                                              3,575,003
                                                                             ----------
GOLD -- 0.7%
  Barrick Gold ..............................................       49,011      802,800
                                                                             ----------
HEAVY ELECTRICAL -- 1.1%
  American Power Conversion*.................................       59,879      741,003
  Emerson Electric ..........................................        6,541      515,513
                                                                             ----------
                                                                              1,256,516
                                                                             ----------
HOME PRODUCTS -- 2.3%
  Procter & Gamble ..........................................       34,997    2,745,077
                                                                             ----------
INDUSTRIAL PARTS -- 0.4%
  Illinois Tool Works .......................................        8,049      479,419
                                                                             ----------
INFORMATION SERVICES -- 2.4%
   America Online* ..........................................       24,271      844,631
   Automatic Data Processing ................................       22,000    1,392,875
   Convergys* ...............................................        6,962      315,466
   Paychex ..................................................        5,925      288,103
                                                                             ----------
                                                                              2,841,075
                                                                             ----------
LEISURE & LUXURY -- 0.1%
  Eastman Kodak .............................................        3,804      149,782
                                                                             ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                           ANALYTIC FUNDS
                                                                    ENHANCED EQUITY FUND
                                                                    DECEMBER 31, 2000
------------------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                      Shares       Value
                                                                      ------       -----
LIFE INSURANCE -- 0.5%
   Torchmark ........................................................ 14,000   $   538,125
                                                                               -----------
MEDIA -- 2.6%
   Time Warner ...................................................... 13,904       726,345
   Walt Disney ...................................................... 81,437     2,356,583
                                                                               -----------
                                                                                 3,082,928
                                                                               -----------
MEDICAL PRODUCTS -- 5.8%
   Abbott Laboratories .............................................. 17,572       851,144
   Boston Scientific* ............................................... 10,512       143,883
   Johnson & Johnson ................................................ 43,385     4,558,137
   Medtronic ........................................................ 21,774     1,314,605
                                                                               -----------
                                                                                 6,867,769
                                                                               -----------
MEDICAL PROVIDERS -- 0.3%
   Wellpoint Health Networks*........................................  3,386       390,236
                                                                               -----------
OIL REFINING -- 2.1%
   Sunoco ........................................................... 40,728     1,372,024
   USX-Marathon Group ............................................... 40,730     1,130,258
                                                                               -----------
                                                                                 2,502,282
                                                                               -----------
OIL SERVICES -- 0.2%
   Rowan* ...........................................................  7,901       213,327
                                                                               -----------
PHARMACEUTICALS -- 9.2%
   Bristol-Myers Squibb ............................................. 19,656     1,453,316
   Eli Lilly ........................................................ 31,025     2,887,264
   Merck ............................................................ 28,980     2,713,253
   Pfizer ........................................................... 83,520     3,841,920
                                                                               -----------
                                                                                10,895,753
                                                                               -----------
PROPERTY INSURANCE -- 2.6%
   Loew's ........................................................... 16,264     1,684,341
   MGIC Investment .................................................. 20,669     1,393,866
                                                                               -----------
                                                                                 3,078,207
                                                                               -----------
PUBLISHING -- 1.0%
   McGraw-Hill ...................................................... 19,896     1,166,403
                                                                               -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                           ANALYTIC FUNDS
                                                                    ENHANCED EQUITY FUND
                                                                    DECEMBER 31, 2000
------------------------------------------------------------------------------------------
COMMON STOCKS - continued

                                                                      Shares       Value
                                                                      ------       -----
SEMI CONDUCTORS -- 4.9%
  Advanced Micro Devices* .....................................       33,028    $    456,199
  Analog Devices* .............................................       16,199         829,186
  Broadcom, CI A* .............................................        2,569         215,796
  Intel .......................................................      124,724       3,749,515
  LSI Logic* ..................................................       19,339         330,504
  Novellus Systems* ...........................................        5,982         214,978
                                                                                ------------
                                                                                   5,796,178
                                                                                ------------
SPECIALTY RETAIL -- 2.4
  Autozone* ...................................................       39,420       1,123,470
  Home Depot ..................................................       22,935       1,047,843
  Lowe's ......................................................       15,387         684,722
                                                                                ------------
                                                                                   2,856,035
                                                                                ------------
TELECOMMUNICATIONS -- 1.7%
  Qwest Communications International* .........................       48,790       2,000,390
                                                                                ------------

TELEPHONES -- 5.1%
  BellSouth ...................................................       74,493       3,049,557
  SBC Communications ..........................................       53,731       2,565,655
  Verizon Communications* .....................................        8,278         414,935
                                                                                ------------
                                                                                   6,030,147
                                                                                ------------
TOBACCO -- 1.9%
  Philip Morris ...............................................       51,139       2,250,116

  TOTAL COMMON STOCKS
    (Cost $117,364,424) .......................................                  117,665,406
                                                                                ------------

U.S. TREASURY OBLIGATION -- 0.4%

                                                                      Face
                                                                     Amount
                                                                     ------

U.S. TREASURY BILL (B) (C) -- 0.4%
      6.194%, 04/19/01 (Cost $490,985) ........................ $    500,000         491,645
                                                                                ------------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ANALYTIC FUNDS
                                                            ENHANCED EQUITY FUND
                                                            DECEMBER 31, 2000
--------------------------------------------------------------------------------

  SHORT-TERM INVESTMENT -- 0.8%

                                                           Face
                                                          Amount        Value
                                                         --------      -------
  REPURCHASE AGREEMENT -- 0.8%

  Morgan Stanley Dean Witter 6.300%, dated 12/29/00,
    matures 01/02/01, repurchase price $934,302,
    (collateralized by a U.S. Treasury
    Note: total market value $979,918)
    (Cost $933,648)(A)................................  $ 933,648     $933,648
                                                                  ------------
  TOTAL INVESTMENTS--100.5%
     (Cost $118,789,057)(D)...........................             119,090,699
                                                                  ------------
  OTHER ASSETS AND LIABILITIES, NET -- (0.5%).........                (545,881)
                                                                  ------------

NET ASSETS CONSIST OF:

  Paid in Capital.....................................             124,548,425
  Accumulated Net Realized Loss.......................              (6,292,874)
  Unrealized Appreciation.............................                 289,267
                                                                  ------------

  TOTAL NET ASSETS -- 100.0%..........................            $118,544,818
                                                                  ============



  Institutional Class Shares:
  Shares Issued and Outstanding (authorized
     100 million shares -- $0.001 par value)..........              10,690,311
                                                                  ------------
  Net Asset Value, Offering and
     Redemption Price Per Share.......................            $      11.09
                                                                  ============

--------------------------------------------------------------------------------
*     Non-Income Producing Security
Cl    Class
(A)   Tri-Party Repurchase Agreement
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)   Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $121,199,774. At December 31, 2000, net unrealized depreciation for all securities based on tax cost was $2,109,075. This consisted of aggregate gross unrealized appreciation for all securities of $10,969,705 and aggregate gross unrealized depreciation for all securities of $13,078,780.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               ANALYTIC FUNDS
                                                        MASTER FIXED INCOME FUND
                                                        DECEMBER 31, 2000
--------------------------------------------------------------------------------

   STATEMENT OF NET ASSETS
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.5%

                                                             Face
                                                            Amount     Value
                                                           --------   -------
FEDERAL HOME LOAN BANK -- 4.7%
          7.125%, 02/15/05 ........................      $ 200,000   $210,062
                                                                   ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION, MTN -- 10.8%
          6.640%, 07/02/07 ........................        470,000    489,242
                                                                   ----------

   U.S GOVERNMENT AGENCY OBLIGATIONS
          (Cost $711,440) .........................                   699,304
                                                                   ----------

U.S. TREASURY OBLIGATIONS -- 82.7%

     U.S. TREASURY BILLS (B) -- 35.5%
          6.162%, 04/19/01 (C) ....................         40,000     39,332
          6.102%, 03/01/01+ .......................      1,576,000  1,561,501
                                                                   ----------
                                                                    1,600,833
                                                                   ----------

U.S. TREASURY BONDS -- 29.0%
        12.375%, 05/15/04 .........................        310,000    377,763
        11.875%, 11/15/03 .........................        100,000    117,480
        11.250%, 02/15/15 .........................         75,000    117,205
         9.000%, 11/15/18 .........................         75,000    103,945
         8.875%, 02/15/19 .........................        150,000    206,117
         8.125%, 08/15/19 .........................        300,000    387,771
                                                                   ----------
                                                                    1,310,281
                                                                   ----------

U.S. TREASURY NOTES -- 18.2%
          6.250%, 02/15/07 ........................        200,000    211,350
          5.875%, 09/30/02 ........................        400,000    404,328
          5.625%, 05/15/08 ........................        200,000    205,434
                                                                   ----------
                                                                      821,112
                                                                   ----------

     TOTAL U.S. TREASURY OBLIGATIONS
          (Cost $3,716,045) .......................                 3,732,226
                                                                   ----------

The accompanying notes are an integral part of financial the statements.

UAM FUNDS                                               ANALYTIC FUNDS
                                                        MASTER FIXED INCOME FUND
                                                        DECEMBER 31, 2000
--------------------------------------------------------------------------------

INDEX OPTION -- 0.0%


                                                            Contracts
                                                            ---------
     S&P 500 Index January 2001, 1225 Put (Cost $3,201)....         3 $  1,800
                                                                      ---------

   SHORT-TERM INVESTMENT -- 1.2%

                                                                 Face
                                                                Amount    Value
                                                               --------  ------
   REPURCHASE AGREEMENT -- 1.2%

     Morgan Stanley Dean Witter 6.300%, dated 12/29/00,
       matures 01/02/01, repurchase price $53,981,
       (collateralized by a U.S. Treasury Note:
       total market value $56,617) (Cost $53,943) (A)......  $ 53,943    53,943
                                                                      ---------
     TOTAL INVESTMENTS -- 99.4%
        (Cost $4,484,629) (D)..............................           4,487,273
                                                                      ---------

   WRITTEN INDEX OPTIONS -- (0.4%)

                                                            Contracts
                                                            ---------
     AMEX Biotechnology Index January 2001, 580 Put........        (3)   (6,225)
     AMEX Securities Broker/Dealer Index January 2001,
     480 Put...............................................        (3)   (1,688)
     Russell 2000 Index January 2001, 430 Put..............        (7)   (2,310)
     S&P 400 Mid-cap Index January 2001, 470 Put...........        (6)   (1,575)
     S&P 500 Index January 2001, 1275 Put..................        (4)   (6,000)
                                                                      ---------
     TOTAL WRITTEN INDEX OPTIONS
       (Premiums received ($25,195)).......................             (17,798)
                                                                      ---------
     OTHER ASSETS AND LIABILITIES, NET -- 1.0%.............              43,333
                                                                       --------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 ANALYTIC FUNDS
                                                        MASTER FIXED INCOME FUND
                                                          DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

                                                                       Value
                                                                      -------
     Paid in Capital ..........................................   $ 4,704,793
     Distributions in Excess of Net Investment Income .........        (1,340)
     Accumulated Net Realized Loss ............................      (223,344)
     Unrealized Appreciation ..................................        32,699
                                                                  -----------

     TOTAL NET ASSETS -- 100.0%................................     4,512,808
                                                                  ===========

     Institutional Class Shares:...............................
     Shares Issued and Outstanding (authorized
        100 million shares -- $0.001 par value)................       463,624
                                                                  -----------

     Net Asset Value, Offering and
        Redemption Price Per Share ............................   $      9.73
                                                                  ===========

--------------------------------------------------------------------------------
+     Security has been pledged as collateral for open written option contracts.
MTN   Medium Term Note
(A)   Tri-Party Repurchase Agreement
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)   Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $4,484,629. At December 31, 2000, net unrealized appreciation for all securities based on tax cost was $2,644. This consisted of aggregate gross unrealized appreciation for all securities of $51,693 and aggregate gross unrealized depreciation for all securities of $49,049.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
U.S. GOVERNMENT AGENCY OBLIGATIONS-- 43.8%

                                                           Face
                                                          Amount       Value
                                                         --------     -------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.5%
        5.375%, 03/15/02 ..........................      $750,000  $  747,187
                                                                   ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION, MTN -- 23.3%
        6.670%, 08/01/01 ..........................       100,000     100,326
        6.180%, 03/15/01 ..........................       750,000     749,880
                                                                   ----------
                                                                      850,206
                                                                   ----------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $1,603,370) .........................                 1,597,393
                                                                   ----------

U.S. TREASURY OBLIGATIONS -- 46.7%

U.S. TREASURY BILL (B) (C) -- 0.6%
        5.934%, 04/19/01 ..........................        20,000      19,666
                                                                   ----------

U.S. TREASURY BONDS -- 18.4%
        11.125%, 08/15/03 .........................       100,000     114,292
        10.750%, 02/15/03 .........................       300,000     332,787
        10.750%, 05/15/03 .........................       200,000     224,500
                                                                    ---------
                                                                      671,579
                                                                    ---------

U.S. TREASURY NOTES -- 27.7%
        6.250%, 08/31/02 ..........................        75,000      76,149
        5.875%, 09/30/02 ..........................       350,000     353,787
        5.750%, 10/31/02 ..........................       200,000     201,794
        5.750%, 11/30/02 ..........................       275,000     277,684
        5.500%, 02/28/03 ..........................       100,000     100,714
                                                                   ----------
                                                                    1,010,128
                                                                   ----------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,680,833) .........................                 1,701,373
                                                                   ----------

The accompanying notes are an integral part of the  financial statements.

UAM FUNDS                                             ANALYTIC FUNDS
                                                      SHORT-TERM GOVERNMENT FUND
                                                      DECEMBER 31, 2000
--------------------------------------------------------------------------------

FOREIGN BOND -- 7.5%

                                                             Face
                                                            Amount       Value
                                                           --------     -------
CANADA -- 7.5%
     Shell Canada
        8.875%, 01/14/01(Cost $296,574).................. $ 275,000  $  275,197
                                                                     ----------

   SHORT-TERM INVESTMENT -- 0.8%

   REPURCHASE AGREEMENT -- 0.8%

     Morgan Stanley Dean Witter 6.300%, dated 12/29/00,
       matures 01/02/01, repurchase price $28,132,
       (collateralized by a U.S. Treasury Note: total
       market value $29,506) (Cost $28,113)(A)...........    28,113      28,113
                                                                     ----------

     TOTAL INVESTMENTS -- 98.8%
        (Cost $3,608,890) (D)............................             3,602,076
                                                                     ----------

     OTHER ASSETS AND LIABILITIES, NET -- 1.2%...........                43,814
                                                                     ----------

   NET ASSETS CONSIST OF:
     Paid in Capital.....................................             4,496,601
     Distributions in Excess of Net Investment Income....                  (232)
     Accumulated Net Realized Loss.......................              (846,615)
     Unrealized Depreciation.............................                (3,864)
                                                                     ----------

     TOTAL NET ASSETS -- 100.0%..........................            $3,645,890
                                                                     ==========

     Institutional Class Shares:.........................
     Shares Issued and Outstanding (authorized
        100 million shares -- $0.001 par value)..........               367,454
                                                                     ----------

     Net Asset Value, Offering and
        Redemption Price Per Share.......................            $     9.92
                                                                     ==========

--------------------------------------------------------------------------------
MTN   Medium Term Note
(A)   Tri-Party Repurchase Agreement
(B) The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
(C)   Security has been pledged as collateral for open future positions.
(D) The cost for federal income tax purposes was $3,608,890. At December 31, 2000, net unrealized depreciation for all securities based on tax cost was $6,814. This consisted of aggregate gross unrealized appreciation for all securities of $23,028 and aggregate gross unrealized depreciation for all securities of $29,842.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    ANALYTIC FUNDS
                                                             INTERNATIONAL FUND
                                                             DECEMBER 31, 2000
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCKS - 93.2%

                                                            Shares      Value
                                                           --------    --------
AUSTRALIA -- 2.0%
     National Australia Bank ADR.........................    1,011     $ 82,333
     News Corporation ADR................................      910       29,348
     WMC ADR.............................................    1,541       26,004
                                                                       --------
                                                                        137,685
                                                                       --------

FINLAND -- 3.0%
     Nokia Oyj ADR.......................................    3,552      154,512
     UPM-Kymmene Oyj ADR.................................    1,262       44,012
                                                                       --------
                                                                        198,524
                                                                       --------

FRANCE -- 8.8%
     Alcatel ADR.........................................    1,076       60,189
     Aventis ADR.........................................    1,155       97,309
     Axa ADR.............................................      970       69,658
     Carrefour Supermarche*..............................      988       61,780
     France Telecom ADR..................................      901       77,204
     LVMH ADR............................................    3,125       40,820
     Rhodia ADR..........................................    1,123       16,915
     STMicroelectronic., New York Shares.................      770       32,966
     Total Fina Elf ADR..................................    1,216       88,388
     Vivendi Universal ADR...............................      712       46,503
                                                                       --------
                                                                        591,732
                                                                       --------

GERMANY -- 8.4%
     Allianz.............................................      327      123,023
     DaimlerChrysler.....................................    1,053       43,384
     DaimlerChrysler, Reg................................      122        5,177
     Deutsche Bank.......................................    1,008       84,041
     Deutsche Telekom....................................    2,167       65,311
     EON.................................................    1,470       89,436
     Muenchener Rueckversicherungs.......................      248       88,482
     Siemens.............................................      505       66,025
                                                                       --------
                                                                        564,879
                                                                       --------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    ANALYTIC FUNDS
                                                             INTERNATIONAL FUND
                                                             DECEMBER 31, 2000
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - continued

                                                            Shares      Value
                                                           --------    --------

HONG KONG -- 1.5%
     China Mobile ADR*...................................      644     $ 17,469
     Hutchison Whampoa ADR...............................    1,292       80,544
                                                                       --------
                                                                         98,013
                                                                       --------

ITALY -- 3.4%
     ENI-Ente Nazionale Idrocarburi ADR..................    1,146       73,702
     San Paolo-IMI ADR...................................    2,081       67,502
     Telecom Italia ADR..................................      377       41,588
     Telecom Italia Mobile ADR*..........................    5,862       47,000
                                                                       --------
                                                                        229,792
                                                                       --------

JAPAN -- 25.4%
     Acom................................................      300       22,145
     Asahi Glass.........................................    6,000       49,545
     Canon...............................................    1,000       35,026
     Chugai Pharmaceutical...............................    1,000       16,638
     Dai Nippon Printing.................................    2,000       29,790
     Daiei*..............................................   15,000       24,037
     Daiichi Pharmaceutical..............................    2,000       59,545
     Daikin Industries...................................    1,000       19,264
     Daito Trust Construction............................    2,000       35,902
     Daiwa Kosho Lease...................................    8,000       21,646
     Denki Kagaku Kogyo Kaisha...........................   12,000       41,296
     Denso...............................................    2,000       43,257
     Fujitsu.............................................    1,000       14,746
     Furukawa Electric...................................    1,000       17,469
     Heiwa...............................................    2,000       25,587
     Honda Motor.........................................    2,000       74,606
     Inax................................................    4,000       20,210
     Itoham Foods........................................   14,000       47,688
     JGC.................................................    6,000       40,928
     Kawasaki Steel......................................   38,000       39,264
     Konica..............................................    6,000       49,124
     Kubota..............................................    8,000       24,378
     Kyodo Printing......................................    5,000       13,222
     Misawa Homes........................................   13,000       34,492
     Mitsubishi Electric.................................    6,000       36,935

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                    ANALYTIC FUNDS
                                                             INTERNATIONAL FUND
                                                             DECEMBER 31, 2000
-------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - continued

                                                            Shares      Value
                                                           --------    --------

JAPAN -- continued
     Mizuho Holding......................................        6   $   37,198
     NEC.................................................    2,000       36,602
     Nichirei............................................   10,000       42,032
     Nippon Express......................................    3,000       18,126
     Nippon Mitsubishi Oil...............................    7,000       33,713
     Nippon Telegraph & Telephone........................        8       57,653
     Nippon Yusen Kabushiki Kaisha.......................    3,000       12,399
     NSK.................................................    5,000       30,604
     Promise.............................................      300       21,278
     Ricoh...............................................    2,000       36,953
     Sakura Bank.........................................    7,000       42,294
     Sanwa Bank..........................................    3,000       21,042
     Sony................................................      400       27,671
     Sumitomo Bank.......................................    3,000       30,814
     Sumitomo Realty & Development.......................    7,000       35,245
     Sumitomo Trust & Banking............................    5,000       34,019
     Taisho Pharmaceutical...............................    1,000       27,058
     Teikoku Oil.........................................    8,000       33,345
     Tokai Bank..........................................    6,000       26,007
     Tokyo Electric Power................................    2,600       64,545
     Toshiba.............................................    8,000       53,520
     Toyota Motor........................................    3,600      115,061
     Yamato Transport....................................    2,000       36,778
                                                                     ----------
                                                                      1,710,697
                                                                     ----------

NETHERLANDS -- 5.7%
     Aegon ARS...........................................    2,008       83,207
     ASM Lithography Holding, New York Shares*...........      336        7,581
     ING Groep ADR.......................................      422       33,813
     Koninklijke Philips Electronics, New York Shares....    1,326       48,068
     Oce ADR.............................................      925       14,453
     Royal Dutch Petroleum, New York Shares..............    1,717      103,986
     Royal KPN ADR.......................................      628        6,987
     TNT Post Group ADR..................................      354        8,695
     Unilever ADR*.......................................    1,229       77,350
                                                                     ----------
                                                                        384,140
                                                                     ----------

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         ANALYTIC FUNDS
                                                  INTERNATIONAL FUND
                                                  DECEMBER 31, 2000
---------------------------------------------------------------------
FOREIGN COMMON STOCKS - continued



                                             Shares    Value
                                            -------- --------
NEW ZEALAND -- 0.5
   Telecom of New Zealand ADR............   1,874    $ 31,272
                                                     --------
NORWAY -- 0.1%
  Petroleum Geo-Services ADR.............     585       7,788
                                                     --------

SPAIN -- 2.9%
  Banco Bilbao Vizcaya Argemtina ADR.....   4,116      60,454
  Banco Santander Central Hispano ADR....   8,004      84,542
  Telefonica ADR*........................     975      48,750
                                                     --------
                                                      193,746
                                                     --------

SWEDEN -- 1.8%
  Ericsson, Cl B.........................   7,703      87,761
  SKF, Cl B..............................     454       6,857
  Volvo, Cl B............................   1,721      28,545
                                                     --------
                                                      123,163
                                                     --------

SWITZERLAND -- 7.9%
  Credit Suisse Group....................     383      72,795
  Nestle.................................      54     125,961
  Novartis...............................      77     136,134
  Roche Holding..........................      13     132,447
  Syngenta*..............................      23       1,235
  Syngenta ADR*..........................     333       3,642
  UBS....................................     358      58,433
                                                     --------
                                                      530,647
                                                     --------

UNITED KINGDOM -- 21.8%
  ARM Holdings*..........................   2,915      22,033
  AstraZeneca............................     964      48,601
  BAE Systems CALS.......................      12          16
  Barclays...............................   2,292      70,941
  Bioglan Pharma*........................   1,500      10,363
  BP Amoco...............................  13,000     104,865
  British SKY Broadcasting*..............   3,500      58,609
  British Telecommunications.............   4,435      37,895
  Cable & Wireless.......................   4,009      54,077

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                         ANALYTIC FUNDS
                                                  INTERNATIONAL FUND
                                                  DECEMBER 31, 2000
---------------------------------------------------------------------
FOREIGN COMMON STOCKS - concluded

                                         Shares        Value
                                        --------     --------

UNITED KINGDOM -- continued
     CGNU ...........................     2,187   $   35,348
     Colt Telecom Group* ............       317        6,819
     Cookson Group ..................     9,161       23,948
     Fibernet Group* ................     1,222       13,965
     FKI ............................    19,014       62,487
     George Wimpey ..................    23,350       53,628
     GlaxoSmithKline* ...............     1,690       47,714
     HSBC Holdings ..................     9,722      143,049
     HSBC Holdings ADR ..............       749       55,126
     JJB Sports .....................     5,111       37,220
     Logica .........................     1,596       41,722
     Medisys* .......................    10,330       20,523
     Millennium & Copthorne Hotel            57          376
     National Grid Group ............     5,185       47,131
     Old Mutual (D) .................    22,000       54,554
     Premier Farnell ................     5,137       33,726
     Rexam ..........................    14,504       48,749
     Sage Group* ....................     5,555       25,454
     Shire Pharmaceuticals* .........     1,000       15,760
     Tesco ..........................    21,453       87,407
     Thistle Hotels .................    10,220       17,786
     Vodafone Group .................    40,859      149,841
     William Morrison Supermarkets...    15,000       40,781
                                                  ----------
                                                   1,470,514
                                                  ----------

     TOTAL FOREIGN COMMON STOCKS
        (Cost $6,760,581) ...........              6,272,592
                                                  ----------

     FOREIGN PREFERRED STOCK -- 0.4%

     GERMANY -- 0.4%
        SAP (Cost $48,760) ..........      183       25,910
                                                  ----------

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------

 FOREIGN RIGHTS -- 0.0%

                                                            Shares       Value
                                                           --------     -------
UNITED KINGDOM -- 0.0%
     Fibernet Group* (Cost $0) ..........................     325    $      801
                                                                     ----------

U.S. TREASURY OBLIGATION -- 4.8%

                                                             Face
                                                            Amount
                                                           --------
U.S. TREASURY BILL (A)(B)-- 4.8%
     6.194%, 04/19/01 (Cost $324,050) ...................  $330,000     324,488
                                                                     ----------
     TOTAL INVESTMENTS-- 98.4%
        (Cost $7,133,391) (C) ...........................             6,623,791
                                                                     ----------
     OTHER ASSETS AND LIABILITIES, NET -- 1.6% ..........               107,556
                                                                     ----------

NET ASSETS CONSIST OF:
     Paid in Capital ....................................             7,386,583
     Distributions in Excess of Net Investment Income....                (7,613)
     Accumulated Net Realized Loss ......................              (106,915)
     Unrealized Depreciation ............................              (540,708)
                                                                     ----------
     TOTAL NET ASSETS--100.0% ...........................            $6,731,347
                                                                     ==========

     Institutional Class Shares:
     Shares Issued and Outstanding (authorized
        100 million shares -- $0.001 par value) .........               688,434
                                                                     ----------

     Net Asset Value, Offering and
        Redemption Price Per Share ......................            $     9.78
                                                                     ==========
--------------------------------------------------------------------------------

*     Non-income producing security.
ADR   American Depositary Shares
ARS   American Registered Shares
CALS  Capital Amortizing Loan Stock
Cl    Class
Reg   Registered Shares
(A) The rate reflected on the Portfolio of Investments represents the security's effective yield at time of purchase.
(B)   Security has been pledged as collateral for open future positions.
(C) The cost for federal income tax purposes was $7,142,695. At December 31, 2000, net unrealized depreciation for all securities based on tax cost was $518,904. This consisted of aggregate gross unrealized appreciation for all securities of $526,895 and aggregate gross unrealized depreciation for all securities of $1,045,799.
(D)   Investment in affiliate

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     ANALYTIC FUNDS
                                                              INTERNATIONAL FUND
                                                              DECEMBER 31, 2000
--------------------------------------------------------------------------------

At December 31, 2000, sector diversification of the Fund was as follows:

                                                                  % of
                                                                  Net
Sector Diversification (Unaudited)                               Assets          Value
----------------------------------                              --------        -------
Financial Services ...........................................    15.1%       $1,014,016
Telecommunications ...........................................    14.0           944,328
Pharmaceuticals ..............................................     8.8           591,567
Food, Beverages & Tobacco ....................................     7.8           523,819
Insurance ....................................................     7.2           488,084
Oil and Gas ..................................................     6.6           445,786
Automotive ...................................................     4.6           310,031
Commercial Services ..........................................     4.3           291,826
Manufacturing ................................................     4.1           275,131
Electric Utilities ...........................................     3.8           254,631
Real Estate ..................................................     3.0           201,124
Electronic Equipment .........................................     3.0           198,931
Medi .........................................................     1.7           115,628
Diversified Operations .......................................     1.6           106,548
Consumer Products ............................................     1.4            92,180
Metals and Mining ............................................     1.1            76,725
Transportation ...............................................     1.1            75,998
Chemicals ....................................................     0.9            63,088
Retail .......................................................     0.9            61,257
Paper and Related Products ...................................     0.7            44,012
Distribution/Wholesale .......................................     0.5            33,726
Software .....................................................     0.4            25,455
Medical Products .............................................     0.3            20,523
Lodging ......................................................     0.3            18,162
Aerospace/Defense ............................................      --                16
                                                                 -----        ----------
Total Foreign Common Stock ...................................    93.2         6,272,592
Foreign Preferred Stock ......................................     0.4            25,910
Foreign Rights ...............................................      --               801
U.S. Treasury Obligation .....................................     4.8           324,488
                                                                 -----        ----------
Total Investments ............................................    98.4         6,623,791
Other Assets and Liabilities, Net ............................     1.6           107,556
                                                                 -----        ----------
Net Assets ...................................................   100.0%       $6,731,347
                                                                 =====        ==========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS


--------------------------------------------------------------------------------

   STATEMENTS OF OPERATIONS

                                                   Defensive        Enhanced
                                                  Equity Fund      Equity Fund
                                                 -------------    -------------
Investment Income
Dividends .....................................   $    727,090    $  1,796,773
Interest ......................................        152,113         359,159
Less: Foreign Taxes Withheld ..................           (515)         (1,294)
                                                  ------------    ------------
     Total Investment Income ..................        878,688       2,154,638
                                                  ------------    ------------
Expenses
Investment Advisory Fees -- Note B ............        352,371         863,360
Administrative Fees -- Note C .................        186,244         210,784
Custodian Fees-- Note D .......................         20,536          12,020
Audit Fees ....................................         20,555          24,024
Legal Fees ....................................         12,232           8,824
Shareholder Servicing Fees -- Note G ..........         33,586         191,652
Printing Fees .................................          9,836          12,378
Directors' Fees -- Note F .....................          3,210           5,110
Registration and Filing Fees ..................          8,580          30,723
Other Expenses ................................         37,264          38,641
                                                  ------------    ------------
     Total Expenses ...........................        684,414       1,397,516
                                                  ------------    ------------
Waiver of Investment Advisory Fees ............       (103,000)             --
Reimbursement of Other Expenses by
     Adviser ..................................             --              --
                                                  ------------    ------------
     Net Expenses .............................        581,414       1,397,516
                                                  ------------    ------------
Net Investment Income .........................        297,274         757,122
                                                  ------------    ------------

Net Realized Gain (Loss) on:
     Investments ..............................        562,370      (4,911,011)
     Written Options ..........................      1,915,752              --
     Foreign Currency..........................             --              --
     Transactions Futures .....................       (405,879)       (392,540)

                                                  ------------    ------------
Total Net Realized Gain (Loss) ................      2,072,243      (5,303,551)
                                                  ------------    ------------
Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments ..............................     (6,830,402)     (7,999,714)
     Written Options ..........................        652,528              --
     Foreign Currency Transactions ............             --              --
     Futures ..................................       (340,212)       (581,150)
                                                  ------------    ------------
Net Change in Unrealized Appreciation
     (Depreciation) ...........................     (6,518,086)     (8,580,864)
                                                  ------------    ------------
Net Realized and Unrealized Gain (Loss) .......     (4,445,843)    (13,884,415)
                                                  ------------    ------------
Increase (Decrease) in Net Assets Resulting
     from Operations ..........................   $ (4,148,569)   $(13,127,293)
                                                  ============    ============


   The accompanying notes are an integral part of the financial statements.

                                                  ANALYTIC FUNDS
                                                  FOR THE YEAR ENDED
                                                  DECEMBER 31, 2000
--------------------------------------------------------------------------------

                   Master Fixed     Short-Term
                   Income Fund    Government Fund     International Fund
                  -------------- -----------------    ------------------

                    $      --        $      --            $  93,457
                      305,416          243,471               80,371
                           --               --              (10,017)
                    ---------        ---------            ---------
                      305,416          243,471              163,811
                    ---------        ---------            ---------

                       20,458           11,038               67,968
                       81,413           77,709               86,022
                        8,451            4,247               14,201
                       18,044           15,544               22,358
                         --               --                    600
                        1,508             --                 19,802
                       13,792            8,152               14,163
                        2,007            2,507                3,000
                       15,043           15,043               15,012
                        5,681            7,890               15,432
                    ---------        ---------            ---------
                      166,397          142,130              258,558
                    ---------        ---------            ---------
                      (20,458)         (11,038)             (67,968)

                     (109,570)        (109,016)            (101,983)
                    ---------        ---------            ---------
                       36,369           22,076               88,607
                    ---------        ---------            ---------
                      269,047          221,395               75,204
                    ---------        ---------            ---------

                      (89,293)         (28,038)              77,263
                       52,585               --                   --
                           --               --              (14,472)
                       64,297           12,605             (151,590)
                    ---------        ---------            ---------
                       27,589          (15,433)             (88,799)
                    ---------        ---------            ---------


                      237,832           56,157             (651,785)
                       (9,366)              --                   --
                           --               --                   95
                       35,218            9,065              (40,698)
                    ---------        ---------            ---------

                      263,684           65,222             (692,388)
                    ---------        ---------            ---------
                      291,273           49,789             (781,187)
                    ---------        ---------            ---------

                    $ 560,320        $ 271,184            $(705,983)
                    =========        =========            =========

UAM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHINGNET ASSETS

                                                Defensive Equity Fund               Enhanced Equity Fund
                                            ------------------------------    -------------------------------
                                                 Year            Year              Year             Year
                                                Ended           Ended             Ended            Ended
                                             December 31,    December 31,      December 31,     December 31,
                                                 2000            1999              2000             1999
                                            -------------    -------------    -------------     -------------
Increase (Decrease) in Net Assets
  Operations:
   Net Investment Income................    $     297,274    $     486,852    $     757,122     $     644,250
   Net Realized Gain (Loss).............        2,072,243       11,032,867       (5,303,551)        6,711,407
   Net Change in Unrealized
     Appreciation (Depreciation)........       (6,518,086)         678,088       (8,580,864)        5,151,941
                                            -------------    -------------    -------------     -------------

   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................       (4,148,569)      12,197,807      (13,127,293)       12,507,598
                                            -------------    -------------    -------------     -------------

Distributions:
   Net Investment Income................         (341,144)        (426,622)        (757,122)         (644,250)
   In Excess of Net
     Investment Income..................               --               --               --              (400)
   Net Realized Gain....................         (823,943)     (11,032,867)        (181,360)       (6,711,407)
   In Excess of Net Realized Gain.......           (1,272)        (907,335)              --          (409,193)
   From Capital.........................             (786)              --          (19,486)               --
                                            -------------    -------------    -------------     -------------
   Total Distributions..................       (1,167,145)     (12,366,824)        (957,968)       (7,765,250)
                                            -------------    -------------    -------------     -------------

Capital Share Transactions (1):
   Issued...............................       12,213,384       38,394,761       75,172,438       123,588,384
   In Lieu of Cash Distributions........        1,110,475       12,012,217          945,793         7,609,964
   Redeemed.............................      (30,606,005)     (35,417,260)     (88,673,207)      (24,644,159)
                                            -------------    -------------    -------------     -------------

   Net Increase (Decrease) from
     Capital Share Transaction..........      (17,282,146)      14,989,718      (12,554,976)      106,554,189
                                            -------------    -------------    -------------     -------------
   Total Increase (Decrease) in
     Net Assets.........................      (22,597,860)      14,820,701      (26,640,237)      111,296,537
                                            -------------    -------------    -------------     -------------
Net Assets:
   Beginning of Period..................       70,841,750       56,021,049      145,185,055        33,888,518
                                            -------------    -------------    -------------     -------------
   End of Period........................    $  48,243,890    $  70,841,750       118,544,81     $ 145,185,055
                                            =============    =============    =============     =============

(1) Shares Issued and Redeemed:
   Issued...............................        1,074,432        2,928,264        6,343,927        10,118,879
   In Lieu of Cash Distributions........          102,344        1,044,605           78,032           635,075
   Redeemed.............................       (2,704,171)      (2,740,814)      (7,525,985)       (2,067,583)
                                            -------------    -------------    -------------     -------------
   Net Increase (Decrease) from
     Shares Issued and Redeemed.........       (1,527,395)       1,232,055       (1,104,026)        8,686,371
                                            =============    =============    =============     =============

* Commencement of operations

The accompanying notes are an integral part of the financial statements.

                                                              ANALYTIC FUNDS
                                                              DECEMBER 31, 2000
-------------------------------------------------------------------------------

                                          Short-Term
     Master Fixed Income Fund           Government Fund             International Fund
    ---------------------------   ---------------------------   ---------------------------
        Year           Year           Year           Year           Year       September 30,
       Ended          Ended          Ended          Ended          Ended         1999* to
    December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
        2000           1999           2000           1999           2000           1999
    ------------   ------------   ------------   ------------   ------------   ------------
    $    269,047   $    271,041   $    221,395   $    250,798   $     75,204   $      2,410
          27,589        (33,991)       (15,433)       (38,109)       (88,799)        30,054

         263,684       (347,300)        65,222       (104,091)      (692,388)       151,680
    ------------   ------------   ------------   ------------   ------------   ------------

         560,320       (110,250)       271,184        108,598       (705,983)       184,144
    ------------   ------------   ------------   ------------   ------------   ------------

        (268,642)      (271,041)      (220,996)      (247,686)       (69,685)          (323)

              --         (1,104)            --             --             --             --
              --             --             --             --        (31,199)        (2,010)
              --             --             --             --        (30,180)            --
    ------------   ------------   ------------   ------------   ------------   ------------
        (268,642)      (272,145)      (220,996)      (247,686)      (131,064)        (2,333)
    ------------   ------------   ------------   ------------   ------------   ------------

       1,269,793      1,954,031      1,157,388      1,158,772      8,376,151      1,474,017
         266,447        255,148        219,011        246,484        131,064          2,333
      (1,838,075)    (2,258,036)    (1,510,017)    (2,796,079)    (2,596,982)            --
    ------------   ------------   ------------   ------------   ------------   ------------

        (301,835)       (48,857)      (133,618)    (1,390,823)     5,910,233      1,476,350
    ------------   ------------   ------------   ------------   ------------   ------------

         (10,157)      (431,252)       (83,430)    (1,529,911)     5,073,186      1,658,161
    ------------   ------------   ------------   ------------   ------------   ------------

       4,522,965      4,954,217      3,729,320      5,259,231      1,658,161             --
    ------------   ------------   ------------   ------------   ------------   ------------
    $  4,512,808   $  4,522,965   $  3,645,890   $  3,729,320   $  6,731,347   $  1,658,161
    ============   ============   ============   ============   ============   ============


         136,494        204,226        117,753        116,714        775,727        147,144
          28,546         27,073         22,286         24,703         13,336            218
        (197,005)      (240,544)      (153,643)      (281,086)      (247,991)            --
    ------------   ------------   ------------   ------------   ------------   ------------

         (31,965)        (9,245)       (13,604)      (139,669)       541,072        147,362
    ============   ============   ============   ============   ============   ============

UAM FUNDS                                                  DEFENSIVE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                 Years Ended December 31,
                                               -----------------------------------------------------
                                                  2000      1999        1998        1997       1996
                                                  ----      ----        ----        ----       ----
Net Asset Value, Beginning of Period.......    $ 11.82    $ 11.77     $ 12.41     $ 13.71    $ 12.64
                                               -------    -------     -------     -------    -------

Income from Investment Operations
     Net Investment Income.................       0.06       0.10        0.05        0.12       0.19
     Net Realized and
        Unrealized Gain(Loss)..............      (0.82)      2.33        3.05        2.49       1.78
                                               -------    -------     -------     -------    -------
     Total from Investment Operations......      (0.76)      2.43        3.10        2.61       1.97
                                               -------    -------     -------     -------    -------
Distributions:
     Net Investment Income.................      (0.07)     (0.08)      (0.05)      (0.12)     (0.19)
     Net Realized Gain.....................      (0.19)     (2.13)      (3.69)      (3.79)     (0.71)
     In Excess of Realized Gain............         --      (0.17)         --          --         --
                                               -------    -------     -------     -------    -------
     Total Distributions...................      (0.26)     (2.38)      (3.74)      (3.91)     (0.90)
                                               -------    -------     -------     -------    -------
Net Asset Value, End of Period.............    $ 10.80    $ 11.82     $ 11.77     $ 12.41    $ 13.71
                                               =======    =======     =======     =======    =======
Total Return...............................      (6.46)%    21.35%      28.89%      19.11%     15.66%
                                               ========   =======     =======     =======    =======

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)......    $48,244    $70,842     $56,021     $46,286    $52,484
Ratio of Expenses to Average
     Net Assets ...........................       0.99%      1.04%       1.38%       1.30%      1.23%
Ratio of Net Investment Income
     to Average Net Assets ................       0.51%      0.74%       0.40%       0.75%      1.43%
Portfolio Turnover Rate ...................        264%       360%        299%         75%        43%

The information set forth in this table for the periods prior to August 31, 1998 is the financial data of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. Analytic Defensive Equity Fund acquired the assets and assumed the liabilities of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. on August 31, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.95328 used on the date of reorganization.

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   ENHANCED EQUITY FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                            Years Ended December 31,
                                           --------------------------------------------------------
                                                2000       1999        1998      1997        1996
                                                ----       ----        ----      ----        ----
Net Asset Value, Beginning of Period ....  $   12.31    $  10.90    $  8.43    $ 7.43      $  7.95
                                           ---------    --------    -------    ------      -------
Income from Investment Operations
     Net Investment Income ..............       0.06        0.10       0.06      0.09         0.13
     Net Realized and
        Unrealized Gain(Loss) ...........      (1.20)       2.06       3.07      2.12         1.69
                                           ---------    --------    -------    ------      -------
     Total from Investment Operations ...      (1.14)       2.16       3.13      2.21         1.82
                                           ---------    --------    -------    ------      -------

Distributions:
     Net Investment Income ..............      (0.06)      (0.10)     (0.06)    (0.09)       (0.13)
     In Excess of Net Investment
        Income ..........................         --          --      (0.01)    (0.01)          --
     Net Realized Gain ..................      (0.02)      (0.61)     (0.59)    (1.10)       (2.20)
     In Excess of Net Realized Gain .....         --       (0.04)        --     (0.01)       (0.01)
                                           ---------    --------    -------    ------      -------
     Total Distributions ................      (0.08)      (0.75)     (0.66)    (1.21)       (2.34)
                                           ---------    --------    -------    ------      -------

Net Asset Value, End of Period ..........  $   11.09    $  12.31    $ 10.90    $ 8.43      $  7.43
                                           =========    ========    =======    ======      =======

Total Return ............................      (9.33)%     20.06%     37.82%    29.86%       22.95%
                                           =========    ========    =======    ======      =======

Ratios and Supplemental Data

Net Assets, End of Period (Thousands) ...  $ 118,545    $145,185    $33,889    $7,331      $ 3,519
Ratio of Expenses to Average
     Net Assets .........................       0.97%       0.99%      1.26%     1.00%        0.91%
Ratio of Net Investment Income
     to Average Net Assets ..............       0.53%       1.08%      0.78%     1.17%        1.53%
Portfolio Turnover Rate .................        270%        261%       297%      189%         179%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Enhanced Equity Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Enhanced Equity Fund acquired the assets and assumed the liabilities of the Enhanced Equity Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.61425 used on the date of reorganization.

   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                               MASTER FIXED INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        Selected Per Share Data & Ratios
                                                          For a Share Outstanding Throughout Each Period

                                                                    Years Ended December  31,
                                                  ------------------------------------------------------
                                                    2000       1999       1998        1997        1996
                                                    ----       ----       ----        ----        ----
Net Asset Value, Beginning of Period.........     $  9.13    $  9.81    $  10.00    $  11.62    $  11.78
                                                  -------    -------    --------    --------    --------
Income from Investment Operations
     Net Investment Income ..................        0.55       0.48        0.51        0.67        0.66
     Net Realized and Unrealized Gain
        (Loss) ..............................        0.60      (0.67)      (0.14)       0.46       (0.01)
                                                  -------    -------    --------    --------    --------
     Total from Investment Operations........        1.15      (0.19)       0.37        1.13        0.65
                                                  -------    -------    --------    --------    --------
Distributions:
     Net Investment Income ..................       (0.55)     (0.48)      (0.51)      (0.67)      (0.66)
     In Excess of Net Investment
        Income ..............................          --      (0.01)         --          --          --
     Net Realized Gain ......................          --         --       (0.05)      (1.98)      (0.14)
     In Excess of Net Realized Gain .........          --         --          --       (0.10)      (0.01)
                                                  -------    -------    --------    --------    --------
     Total Distributions ....................       (0.55)     (0.49)      (0.56)      (2.75)      (0.81)
                                                  -------    -------    --------    --------    --------
Net Asset Value, End of Period ..............     $  9.73    $  9.13    $   9.81    $  10.00    $  11.62
                                                  =======    =======    ========    ========    ========
Total Return ................................       13.03%     (2.00)%      3.80%      10.04%       5.69%
                                                  =======    =======    ========    ========    ========

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)........     $ 4,513    $ 4,523    $  4,954    $  5,712    $ 28,926
Ratio of Expenses to Average
     Net Assets .............................        0.80%      0.87%       1.07%       0.90%       0.72%
Ratio of Net Investment Income
     to Average Net Assets ..................        5.92%      5.13%       5.06%       5.60%       5.66%
Portfolio Turnover Rate .....................         103%        81%         98%         40%         22%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Master Fixed Income Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Master Fixed Income Fund acquired the assets and assumed the liabilities of the Master Fixed Income Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.1312 used on the date of reorganization.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             SHORT-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         Selected Per Share Data & Ratios
                                                           For a Share Outstanding Throughout Each Period

                                                                    Years Ended December 31,
                                                       --------------------------------------------------
                                                         2000       1999      1998      1997      1996
                                                         ----       ----      ----      ----      ----
Net Asset Value, Beginning of Period...............    $  9.79    $  10.10   $  9.97   $  9.99  $   10.14
                                                       -------    --------   -------   -------  ---------
Income from Investment Operations
     Net Investment Income.........................       0.59        0.56      0.56      0.56       0.63
     Net Realized and Unrealized Gain
        (Loss).....................................       0.13       (0.31)     0.14     (0.02)     (0.10)
                                                       -------    --------   -------   -------  ---------
     Total from Investment Operations..............       0.72        0.25      0.70      0.54       0.53
                                                       -------    --------   -------   -------  ---------
Distributions:
     Net Investment Income.........................      (0.59)      (0.56)    (0.56)    (0.56)     (0.67)
     In Excess of Net Investment Income............         --          --     (0.01)       --         --
     Return of Capital.............................         --          --        --        --      (0.01)
                                                       -------    --------   -------   -------  ---------
     Total Distributions...........................      (0.59)      (0.56)    (0.57)    (0.56)     (0.68)
                                                       -------    --------   -------   -------  ---------
Net Asset Value, End of Period.....................    $  9.92    $   9.79   $ 10.10   $  9.97  $    9.99
                                                       =======    ========   =======   =======  =========
Total Return.......................................       7.60%       2.54%     7.10%     5.54%      5.28%
                                                       =======    ========   =======   =======  =========
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)..............    $ 3,646    $  3,729   $ 5,259   $ 2,978  $   1,008
Ratio of Expenses to Average
     Net Assets....................................       0.60%       0.69%     0.84%     0.60%      0.56%
Ratio of Net Investment Income
     to Average Net Assets.........................       6.02%       5.68%     5.43%     5.57%      5.99%
Portfolio Turnover Rate............................         34%         62%       25%       34%        31%

The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Short-Term Government Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Short-Term Government Fund acquired the assets and assumed the liabilities of the Short-Term Government Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 1.0162 used on the date of reorganization.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                     INTERNATIONAL FUND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                   Year Ended       September 30, 1999***
                                                                  December 31,         to December 31,
                                                                      2000                   1999
                                                                  ------------      ---------------------
Net Asset Value, Beginning of Period..........................       $ 11.25               $ 10.00
                                                                     -------               -------

Income from Investment Operations
   Net Investment Income......................................          0.11                  0.01
   Net Realized and Unrealized Gain (Loss)....................         (1.40)                 1.25
                                                                     -------               -------
   Total from Investment Operations...........................         (1.29)                 1.26
                                                                     -------               -------

Distributions:
   Net Investment Income......................................         (0.10)                   --
   Net Realized Gain..........................................         (0.04)                (0.01)
   In Excess of Net Realized Gain.............................         (0.04)                   --
                                                                     -------               -------
   Total Distributions........................................         (0.18)                (0.01)
                                                                     -------               -------
Net Asset Value, End of Period................................       $  9.78               $ 11.25
                                                                     =======               =======
Total Return..................................................        (11.44)%               12.67%**
                                                                     =======               =======

Ratios and Supplemental Data
Net Assets, End of Period (Thousands).........................       $ 6,731               $ 1,658

Ratio of Expenses to Average Net Assets.......................          1.30%                 1.30%*
Ratio of Net Investment Income
   to Average Net Assets......................................          1.11%                 0.66%*

Portfolio Turnover Rate.......................................            38%                    5%

  * Annualized
 ** Not annualized
*** Commencement of operations.




   The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

1. Organization

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Master Fixed Income Fund, Analytic Short-Term Government Fund and Analytic International Fund (the "Funds") are funds of UAM Funds, Inc. II, which are diversified, open-end management investment companies. At December 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Funds. The Funds have distinct investment objectives and policies that are described in the prospectus.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available, are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollars quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
          2. Federal Income Taxes: It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

         The Analytic International Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Analytic International Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

         3. Repurchase Agreements: The collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by Analytic Investors, Inc. (the "Adviser"), ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a fund may be delayed or limited.

         4. Foreign Currency Translation: The books and records of the Analytic International Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Analytic International Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Analytic International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

          5. Distributions to Shareholders: Distributions from net investment income for the Defensive Equity and Enhanced Equity Funds are declared and paid quarterly, if available. Distributions from net investment income for the Master Fixed Income Fund and the Short-Term Government Fund are declared daily and paid monthly. Distributions from net investment income for the

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
     International Fund are declared and paid annually. Distributions of net realized capital gains, for all funds, will be distributed annually.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

          Permanent book and tax basis differences resulted in reclassifications as follows:

                              Undistributed    Undistributed       Paid in
     Analytic Funds            Net Income      Capital Gain        Capital
     --------------            ----------      ------------        -------
     Defense Equity Fund       $ (1,276)         $ 2,064          $   (788)
     Enhanced Equity Fund        18,926              558           (19,484)
     International Fund         (12,064)          12,064                --

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets.

          7. Derivative Financial Instruments: Each Fund may utilize various call option, put option and financial futures strategies in pursuit of its objective. These techniques will be used primarily to hedge against changes in securities prices, interest rates, or foreign currency exchange rates on securities held or intended to be acquired by the Funds to reduce the volatility of the currency exposure associated with foreign securities, or as an efficient means of adjusting exposure to stock and bond markets. The Funds will only write covered call and put options on common stock or stock indices.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
          8. Forward Foreign Currency Exchange Contracts: The Analytic International Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Analytic International Fund as unrealized gain or loss. The Analytic International Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. The Analytic International Fund had no outstanding forward foreign currency exchange contracts at December 31, 2000.

          9. Written Option Accounting Principles: When a covered put or call option is written in a Fund, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When a Fund writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

          When a covered written call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

          When a covered written put expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Fund purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
          The Funds trade written option contracts with off-balance sheet risk in the normal course of their investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

          10. Futures Contracts: Each of the Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, a Fund will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

B. Investment Advisory Services: Under the terms of an investment advisory agreement, Analytic Investors, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.60% of the average net assets of the Enhanced Equity and Defensive Equity Funds; 0.45% of the average net assets of the Master Fixed Income Fund; 0.30% of the average net assets of the Short-Term Government Fund; and 1.00% of the average net assets of the International Fund.

     The Adviser has agreed to waive or limit its advisory fees or assume other expenses in an amount that operates to limit the aggregate annual total of certain operating expenses of each Analytic Fund as follows: 0.99% of the Defensive Equity and the Enhanced Equity Funds; 0.80% of the Master Fixed Income Fund; 0.60% of the Short-Term Government Fund and 1.30% of the International Fund. The fee waiver/expense reimbursement arrangement for each Fund is expected to remain in effect for the current fiscal year and can be terminated at any time at the option of the Adviser. Old Mutual, plc. gained control of UAM on September 26, 2000.

UAM FUNDS                                                   ANALYTIC FUNDS


--------------------------------------------------------------------------------
C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Funds under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Funds.

     Pursuant to the Agreement, the Funds pay the Administrator 0.093% per annum of the average daily net assets of the Defensive Equity, the Enhanced Equity and the International Funds; and 0.073% per annum of the average daily net assets of the Master Fixed Income and the Short-Term Government Funds. Each fund also pays an annual base fee of $72,500 per fund and a fee based on the number of active shareholder accounts.

     For the year ended December 31, 2000, the Administrator earned the following amounts from the Funds and paid the following to SEI, DST and UAMSSC for their services:

                                                        Portion    Portion    Portion
                                      Administration    Paid to    Paid to    Paid to
Analytic Funds                            Fees            SEI        DST       UAMSSC
--------------                        --------------   --------    --------   --------
Defensive Equity ...................    $186,244       $ 52,714    $ 52,173   $ 24,806
Enhanced Equity ....................     210,784         78,264      31,543     19,552
Master Fixed Income ................      81,413         30,488      16,717      6,730
Short-Term  Government..............      77,709         36,200      14,565      5,811
International ......................      86,022         35,001      14,700     10,499

D. Custodian: The First Union National Bank is custodian for the Funds' assets held in accordance with the custodian agreement.


E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Funds. The Distributor does not receive any fee or other compensation with respect to the Funds.


F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
G. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representative receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

H. Purchases and Sales: The cost of securities purchased and the proceeds from securities sold, other than short-term investments and options for the funds for the year ended December 31, 2000 were as follows:

                                                                U.S. Govt.         U.S. Govt.
                            Purchases            Sales           Purchases           Sales
                          --------------    --------------    --------------     --------------
Defensive Equity          $151,152,203      $166,909,298      $         --       $         --
Enhanced Equity            368,759,985       369,015,512                --                 --
Master Fixed Income                 --           843,959         3,382,597          2,536,757
Short-Term Government               --           200,000         1,232,371          1,071,156
International                8,028,863         2,623,351                --                 --

Transactions in option contracts written in the Defensive Equity Fund were as follows:

                                                           Number of
                                                           Contracts       Premiums
                                                         ------------    ------------
Outstanding at December 31, 1999                                  450    $  1,136,424
Options written                                                 6,510      12,960,599
Options terminated in closing purchase transactions            (5,895)    (12,170,721)
Options expired                                                  (745)     (1,132,101)
                                                         ------------    ------------
Outstanding at December 31, 2000                                  320    $    794,201
                                                         ============    ============

Transactions in option contracts written in the Master Fixed Income Fund were as follows:

                                                           Number of
                                                           Contracts       Premiums
                                                         ------------    ------------
Outstanding at December 31, 1999                                   35    $     27,707
Options written                                                   388         290,467
Options terminated in closing purchase transactions              (218)       (125,495)
Options expired                                                  (182)       (167,484)
                                                         ------------    ------------
Outstanding at December 31, 2000                                   23    $     25,195
                                                         ============    ============

UAM FUNDS                                                         ANALYTIC FUNDS


--------------------------------------------------------------------------------
The following Funds had futures contracts open as of December 31, 2000.

                      Number
Contract                of              Trade          Settlement         Unrealized
Description          Contracts          Price             Month           Gain (Loss)
------------        -----------       ----------      ------------       -------------
Defensive Equity
S&P 500                 11            $1,374.00        March 2001          $(107,250)
                                                                           =========
Enhanced Equity
S&P 500                 14            $1,391.50        March 2001          $ (12,375)
                                                                           =========
Master Fixed Income
U.S. Treasury Bond       3            $  102.38        March 2001          $   6,697
U.S. 10 Year Note        4                97.07        March 2001             11,304
U.S. 2 Year Note         3               100.80        March 2001              4,657
                                                                           ---------
                                                                           $  22,658
                                                                           =========
Short-Term Government
Australian Dollar        3            $   54.20        March 2001          $   5,070
British Pound            1               146.00        March 2001              2,165
Canadian Dollar         (3)               65.90        March 2001             (2,700)
Euro                     2                 0.88        March 2001             15,305
Swiss Franc             (4)               58.80        March 2001            (16,890)
                                                                           ---------
                                                                           $   2,950
                                                                           =========

UAM FUNDS                                                       ANALYTIC FUNDS


--------------------------------------------------------------------------------

                      Number
Contract                of                Trade          Settlement         Unrealized
Description          Contracts          Price/(1)/          Month           Gain (Loss)
------------        -----------       ------------      ------------       -------------
International
Australian Dollar         13         $   54.20           March 2001            $ 22,100
British Pound              8            146.00           March 2001              17,400
CAC 40 Index              (5)         5,830.50 EUR       January 2001            (5,043)
Canadian Dollar          (17)            65.90           March 2001             (15,130)
DAX Index                 (2)         6,872.50 EUR       March 2001              16,252
DJ Euro Stoxx 50           1          5,031.00 EUR       March 2001              (1,925)
Euro                       2              0.93           March 2001               2,300
FT-SE 100 Index           (3)         6,396.48 GBP       March 2001               6,974
Japanese Yen              (3)            91.60           March 2001              12,487
MIB 30 Index               2         46,300.00 EUR       March 2001             (21,107)
Nikkei 300 Index          (3)           267.60 JPY       March 2001                 861
OMX Index                  2          1,074.60 SEK       January 2001              (319)
S&P/TSE 60 Index           7            570.10 CAD       March 2001             (33,387)
SPI 200 Index             11          3,235.04 AUD       March 2001               1,532
Swiss Franc               (8)            58.75           March 2001             (34,200)
                                                                               --------
                                                                               $(31,205)
                                                                               ========

(1) In U.S. Dollars unless otherwise indicated.
AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- Great British Pound
JPY -- Japanese Yen
SEK -- Swedish Krona

UAM FUNDS                                                        ANALYTIC FUNDS

-------------------------------------------------------------------------------

I. Other: At December 31, 2000, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund was as follows:

Analytic Funds              No of Shareholders   % Ownership
--------------              ------------------  --------------
Defensive Equity                   1                 16.0%
Enhanced Equity                    2                 63.3
Master Fixed Income                2                 36.7
Short-Term Government              2                 77.1
International                      3                 93.0

The amount of Post October loss deferral will be used to offset any available net realized gain recognized by these funds during the calendar year ending December 31, 2001. At December 31, 2000, the following Funds had available the following capital loss carryovers for Federal income tax purposes, which will expire on the dates indicated:

                                                                                                Post 10/31
                                                                                                 Deferred
                    2002   2003     2004       2005         2006       2007        2008            Loss
                  ------   ----    -----      -----        -----      -----       -----            ----
Defensive
   Equity
   Fund            $--     $ --     $ --       $--          $ --       $--         $      --        $  537,578
Enhanced
   Equity
   Fund             --       --       --        --            --        --         2,263,046         1,631,487
Master Fixed
   Income
   Fund             --       --       --        --       183,083     14,131               --                --
Short-Term
   Government
   Fund*        46,629  257,536  444,657     3,860            --     70,796           20,185                --
International
   Fund             --       --       --        --            --         --               --           103,010

 *Limitations may apply

For the year ended December 31, 2000, the Analytic Master Fixed Income Fund utilized $25,828 of the capital loss carryovers.

UAM FUNDS                                                        ANALYTIC FUNDS
                                                              DECEMBER 31, 2000
-------------------------------------------------------------------------------
  REPORT OF INDEPENDENT ACCOUNTANTS

 To the Board of Directors of
 UAM Funds, Inc. II and Shareholders of
 Analytic Defensive Equity Fund
 Analytic Enhanced Equity Fund
 Analytic Master Fixed Income Fund
 Analytic Short-Term Government Fund
 Analytic International Fund

 In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Analytic Defensive Equity Fund, Analytic Enhanced Equity Fund, Analytic Master Fixed Income Fund, Analytic Short-Term Government Fund and Analytic International Fund (the "Funds"), each a portfolio of UAM Funds, Inc. II, at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

 PricewaterhouseCoopers LLP
 Boston, Massachusetts
 February 15, 2001

UAM FUNDS                                                         ANALYTIC FUNDS
                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited):

For the calendar year ended December 31, 2000, each portfolio hereby designates the following amount as long-term capital gain dividends for the purposes of the dividend paid deduction on its federal income tax return.

     Analytic Funds              Long-Term
     --------------              ---------
     Defensive Equity Fund       $ 823,939
     Enhanced Equity Fund          170,539
     International Fund             28,149

For the calendar year ended December 31, 2000, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the Analytic Funds - Defensive Equity and Enhanced Equity was 15.52% and 10.03% respectively.

For the calendar year ended December 31, 2000, the percentage of income earned from direct U.S. government obligations for Analytic Funds -Defensive Equity, Enhanced Equity, Master Fixed Income, Short-Term Government and International Equity was 2.26%, 1.73%, 79.22%, 45.41% and 0.00% respectively.

                                     NOTES

                                     NOTES

UAM FUNDS                                                 ANALYTIC FUNDS
                                                       DECEMBER 31, 2000
------------------------------------------------------------------------
Officers and Directors

James F. Orr, III                        William H. Park
Director, President and Chairman         Vice President

John T. Bennett, Jr.                     Gary L. French
Director                                 Treasurer

Nancy J. Dunn                            Robert J. Della Croce
Director                                 Assistant Treasurer

Philip D. English                        Linda T. Gibson, Esq.
Director                                 Secretary

William A. Humenuk                       Theresa DelVecchio
Director                                 Assistant Secretary

James P. Pappas
Vice President
------------------------------------------------------------------------
UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Analytic Investors, Inc.
700 South Flower Street
Suite 2400
Los Angeles, CA 90017

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                         --------------------------------------
                                         This report has been prepared for
                                         shareholders and may be distributed to
                                         others only if preceded or accompanied
                                         by a current prospectus.
                                         --------------------------------------